Average Annual Total Returns{- Fidelity® Balanced Fund} - 08.31 Fidelity Balanced Fund K PRO-13 - Fidelity® Balanced Fund	Fidelity Balanced Fund-Class K Return Before Taxes Past 1 year	Fidelity Balanced Fund-Class K Return Before Taxes Past 5 years	Fidelity Balanced Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0408 Past 1 year	F0408 Past 5 years	F0408 Past 10 years
Total	22.48%	12.84%	10.92%	18.40%	15.22%	13.88%	14.73%	11.11%	10.02%